Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.2%
Cadre Holdings, Inc.	29,203	$ 1,057,148
Curtiss-Wright Corp.	25,868	6,620,656
Leonardo DRS, Inc. (A)	138,396	3,057,168
Moog, Inc., Class A	4,271	681,865
Woodward, Inc.	25,656	3,954,103

		15,370,940

Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (A)	50,033	2,689,774

Automobile Components - 0.5%
LCI Industries	3,213	395,392
Patrick Industries, Inc.	15,274	1,824,785
Visteon Corp. (A)	9,728	1,144,110

		3,364,287

Banks - 0.5%
Bancorp, Inc. (A)	68,966	2,307,602
ServisFirst Bancshares, Inc.	19,067	1,265,286

		3,572,888

Beverages - 0.8%
Celsius Holdings, Inc. (A)	21,162	1,754,753
Coca-Cola Consolidated, Inc.	4,244	3,592,164

		5,346,917

Biotechnology - 9.5%
ACADIA Pharmaceuticals, Inc. (A)	58,813	1,087,452
Agios Pharmaceuticals, Inc. (A)	24,785	724,713
Akero Therapeutics, Inc. (A)	29,199	737,567
Alkermes PLC (A)	70,835	1,917,503
Allogene Therapeutics, Inc. (A)	26,745	119,550
Alpine Immune Sciences, Inc. (A)	20,700	820,548
Amicus Therapeutics, Inc. (A)	81,318	957,926
Arcellx, Inc. (A)	15,000	1,043,250
Avidity Biosciences, Inc. (A)	58,364	1,489,449
Biohaven Ltd. (A)	62,646	3,426,110
Biomea Fusion, Inc. (A) (B)	9,500	142,025
Blueprint Medicines Corp. (A)	40,492	3,841,071
Bridgebio Pharma, Inc. (A)	45,785	1,415,672
Catalyst Pharmaceuticals, Inc. (A)	73,585	1,172,945
Celldex Therapeutics, Inc. (A)	19,905	835,413
Cerevel Therapeutics Holdings, Inc. (A)	17,567	742,557
Crinetics Pharmaceuticals, Inc. (A)	27,117	1,269,347
CRISPR Therapeutics AG (A) (B)	34,932	2,380,965
Cytokinetics, Inc. (A)	43,102	3,021,881
Day One Biopharmaceuticals, Inc. (A)	20,533	339,205
Denali Therapeutics, Inc. (A)	15,343	314,838
Disc Medicine, Inc. (A)	5,400	336,204
Exelixis, Inc. (A)	132,586	3,146,266
Halozyme Therapeutics, Inc. (A)	77,290	3,144,157
Ideaya Biosciences, Inc. (A)	23,001	1,009,284
IGM Biosciences, Inc. (A) (B)	13,760	132,784
Immunovant, Inc. (A)	17,787	574,698
Insmed, Inc. (A)	94,315	2,558,766
Intellia Therapeutics, Inc. (A)	28,670	788,712
Ionis Pharmaceuticals, Inc. (A)	52,347	2,269,242
Iovance Biotherapeutics, Inc. (A)	92,444	1,370,020
Krystal Biotech, Inc. (A)	8,193	1,457,780
Kymera Therapeutics, Inc. (A)	44,821	1,801,804
Madrigal Pharmaceuticals, Inc., ADR (A)	4,691	1,252,685

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Merus NV (A)	10,300	$ 463,809
Mirum Pharmaceuticals, Inc. (A)	6,900	173,328
Monte Rosa Therapeutics, Inc. (A) (B)	5,200	36,660
MoonLake Immunotherapeutics (A) (B)	7,200	361,656
Morphic Holding, Inc. (A)	17,759	625,117
Natera, Inc. (A)	37,513	3,430,939
Neurocrine Biosciences, Inc. (A)	13,757	1,897,365
Nurix Therapeutics, Inc. (A)	12,618	185,485
Nuvalent, Inc., Class A (A)	10,906	818,932
Prothena Corp. PLC (A)	35,512	879,632
PTC Therapeutics, Inc. (A)	39,295	1,143,092
Relay Therapeutics, Inc. (A)	53,020	440,066
Replimune Group, Inc. (A)	40,933	334,423
REVOLUTION Medicines, Inc. (A)	17,774	572,856
Rhythm Pharmaceuticals, Inc. (A)	17,143	742,806
Rocket Pharmaceuticals, Inc. (A)	24,334	655,558
Scholar Rock Holding Corp. (A)	31,906	566,651
SpringWorks Therapeutics, Inc. (A)	16,059	790,424
Ultragenyx Pharmaceutical, Inc. (A)	28,123	1,313,063
Vaxcyte, Inc. (A)	26,584	1,815,953
Xencor, Inc. (A)	40,346	892,857
Zentalis Pharmaceuticals, Inc. (A)	13,435	211,736

		65,994,797

Building Products - 3.5%
AAON, Inc.	32,924	2,900,604
AZEK Co., Inc. (A)	81,100	4,072,842
Builders FirstSource, Inc. (A)	18,727	3,905,516
CSW Industrials, Inc.	12,201	2,862,355
Gibraltar Industries, Inc. (A)	9,256	745,386
Simpson Manufacturing Co., Inc.	22,234	4,561,972
UFP Industries, Inc.	40,911	5,032,462

		24,081,137

Capital Markets - 1.8%
Blue Owl Capital, Inc.	126,270	2,381,452
Donnelley Financial Solutions, Inc. (A)	19,600	1,215,396
FactSet Research Systems, Inc.	5,153	2,341,472
Hamilton Lane, Inc., Class A	24,300	2,740,068
LPL Financial Holdings, Inc.	5,348	1,412,942
MarketAxess Holdings, Inc.	1,848	405,174
StoneX Group, Inc. (A)	26,586	1,867,932

		12,364,436

Chemicals - 1.4%
Axalta Coating Systems Ltd. (A)	83,327	2,865,616
Balchem Corp.	11,167	1,730,327
Element Solutions, Inc.	68,278	1,705,584
Olin Corp.	45,433	2,671,460
Quaker Chemical Corp.	5,200	1,067,300

		10,040,287

Commercial Services & Supplies - 1.8%
Casella Waste Systems, Inc., Class A (A)	49,169	4,861,339
Clean Harbors, Inc. (A)	17,997	3,622,976
MSA Safety, Inc.	14,099	2,729,426
Rentokil Initial PLC, ADR (B)	44,807	1,350,931

		12,564,672

Communications Equipment - 0.1%
Extreme Networks, Inc. (A)	39,706	458,207

Construction & Engineering - 2.1%
API Group Corp. (A)	86,694	3,404,473
Comfort Systems USA, Inc.	21,519	6,836,801

Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
EMCOR Group, Inc.	6,508	$ 2,279,102
WillScot Mobile Mini Holdings Corp. (A)	39,098	1,818,057

		14,338,433

Construction Materials - 0.8%
Eagle Materials, Inc.	21,167	5,752,132

Consumer Staples Distribution & Retail - 0.8%
BJ’s Wholesale Club Holdings, Inc. (A)	5,024	380,065
Casey’s General Stores, Inc.	7,217	2,298,254
Performance Food Group Co. (A)	38,437	2,868,938

		5,547,257

Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	58,750	1,714,325

Distributors - 0.4%
Pool Corp.	7,039	2,840,236

Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (A)	16,029	1,817,047
Duolingo, Inc. (A)	12,693	2,799,822
Grand Canyon Education, Inc. (A)	13,898	1,893,047
H&R Block, Inc.	30,900	1,517,499
Stride, Inc. (A)	27,700	1,746,485

		9,773,900

Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	22,549	1,473,126
GCI Liberty, Inc. (A) (C) (D) (E)	66,048	0
Iridium Communications, Inc.	73,583	1,924,932

		3,398,058

Electrical Equipment - 1.3%
Atkore, Inc.	24,873	4,734,824
NEXTracker, Inc., Class A (A)	6,800	382,636
Vertiv Holdings Co.	47,370	3,868,708

		8,986,168

Electronic Equipment, Instruments & Components - 2.8%
Advanced Energy Industries, Inc.	21,652	2,208,071
Fabrinet (A)	26,607	5,029,255
Littelfuse, Inc.	4,244	1,028,533
Novanta, Inc. (A)	27,120	4,739,763
Teledyne Technologies, Inc. (A)	3,872	1,662,327
Vontier Corp.	100,100	4,540,536
Zebra Technologies Corp., Class A (A)	1,466	441,911

		19,650,396

Energy Equipment & Services - 2.4%
ChampionX Corp.	37,425	1,343,183
Expro Group Holdings NV (A)	38,900	776,833
Noble Corp. PLC	51,063	2,476,045
TechnipFMC PLC	73,868	1,854,826
Tidewater, Inc. (A)	31,991	2,943,172
Weatherford International PLC (A)	61,753	7,127,531

		16,521,590

Entertainment - 0.7%
Endeavor Group Holdings, Inc., Class A	120,418	3,098,355
TKO Group Holdings, Inc.	22,273	1,924,610

		5,022,965

Financial Services - 1.3%
Affirm Holdings, Inc. (A)	14,191	528,757

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Euronet Worldwide, Inc. (A)	17,611	$ 1,935,977
EVERTEC, Inc.	37,474	1,495,213
Mr Cooper Group, Inc. (A)	19,700	1,535,615
Payoneer Global, Inc. (A)	235,726	1,145,628
Shift4 Payments, Inc., Class A (A) (B)	32,431	2,142,716

		8,783,906

Food Products - 0.7%
Post Holdings, Inc. (A)	34,343	3,649,974
Simply Good Foods Co. (A)	35,992	1,224,808

		4,874,782

Ground Transportation - 2.0%
Landstar System, Inc.	13,486	2,599,561
Saia, Inc. (A)	9,817	5,742,945
XPO, Inc. (A)	42,472	5,182,858

		13,525,364

Health Care Equipment & Supplies - 3.8%
CONMED Corp.	11,384	911,631
Globus Medical, Inc., Class A (A)	57,930	3,107,365
Haemonetics Corp. (A)	18,717	1,597,496
Inari Medical, Inc. (A)	22,676	1,087,994
Inspire Medical Systems, Inc. (A)	10,236	2,198,590
iRhythm Technologies, Inc. (A)	12,179	1,412,764
Lantheus Holdings, Inc. (A)	47,812	2,975,819
Merit Medical Systems, Inc. (A)	48,655	3,685,616
Penumbra, Inc. (A)	7,525	1,679,430
PROCEPT BioRobotics Corp. (A)	34,038	1,682,158
Shockwave Medical, Inc. (A)	4,023	1,310,010
STERIS PLC	11,939	2,684,126
TransMedics Group, Inc. (A) (B)	17,800	1,316,132
UFP Technologies, Inc. (A)	2,400	605,280

		26,254,411

Health Care Providers & Services - 4.7%
Addus HomeCare Corp. (A)	19,596	2,025,051
AMN Healthcare Services, Inc. (A)	23,825	1,489,301
Chemed Corp.	1,738	1,115,674
CorVel Corp. (A)	13,172	3,463,709
Encompass Health Corp.	29,200	2,411,336
Ensign Group, Inc.	52,540	6,537,027
Guardant Health, Inc. (A)	33,764	696,551
Molina Healthcare, Inc. (A)	12,824	5,268,484
NeoGenomics, Inc. (A)	38,796	609,873
Option Care Health, Inc. (A)	103,972	3,487,221
Tenet Healthcare Corp. (A)	54,247	5,701,902

		32,806,129

Health Care Technology - 0.2%
Evolent Health, Inc., Class A (A)	40,907	1,341,341

Hotels, Restaurants & Leisure - 5.2%
Bloomin’ Brands, Inc.	60,770	1,742,884
Boyd Gaming Corp.	57,923	3,899,376
Cava Group, Inc. (A)	13,781	965,359
Choice Hotels International, Inc.	14,278	1,804,025
Churchill Downs, Inc.	21,973	2,719,159
Domino’s Pizza, Inc.	7,370	3,662,006
Hilton Grand Vacations, Inc. (A)	30,674	1,448,120
Light & Wonder, Inc. (A)	45,100	4,604,259
Red Rock Resorts, Inc., Class A	21,451	1,283,199
Texas Roadhouse, Inc.	38,624	5,966,249
Travel & Leisure Co.	16,804	822,724

Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
United Parks & Resorts, Inc. (A)	13,240	$ 744,220
Wingstop, Inc.	18,466	6,765,942

		36,427,522

Household Durables - 2.4%
Cavco Industries, Inc. (A)	6,263	2,499,313
Green Brick Partners, Inc. (A)	28,874	1,739,081
Installed Building Products, Inc.	11,500	2,975,395
Skyline Champion Corp. (A)	29,515	2,509,070
Tempur Sealy International, Inc.	73,813	4,194,054
TopBuild Corp. (A)	6,356	2,801,280

		16,718,193

Independent Power & Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	23,013	1,523,230

Industrial REITs - 0.6%
First Industrial Realty Trust, Inc.	34,504	1,812,840
Rexford Industrial Realty, Inc.	22,173	1,115,302
Terreno Realty Corp.	14,127	938,033

		3,866,175

Insurance - 2.2%
Kinsale Capital Group, Inc.	3,891	2,041,763
Oscar Health, Inc., Class A (A)	60,800	904,096
Palomar Holdings, Inc. (A)	9,227	773,500
Primerica, Inc.	16,440	4,158,662
RLI Corp.	15,091	2,240,561
Ryan Specialty Holdings, Inc.	51,494	2,857,917
Selective Insurance Group, Inc.	23,729	2,590,495

		15,566,994

Interactive Media & Services - 0.1%
Reddit, Inc., Class A (A) (B)	6,819	336,313

IT Services - 0.5%
Gartner, Inc. (A)	4,381	2,088,291
Perficient, Inc. (A)	21,504	1,210,460

		3,298,751

Leisure Products - 0.6%
Brunswick Corp.	16,192	1,562,852
Mattel, Inc. (A)	133,570	2,646,022

		4,208,874

Life Sciences Tools & Services - 2.5%
10X Genomics, Inc., Class A (A)	37,809	1,418,972
Bruker Corp.	17,800	1,672,132
Charles River Laboratories International, Inc. (A)	9,059	2,454,536
Medpace Holdings, Inc. (A)	14,979	6,053,763
Repligen Corp. (A)	15,649	2,878,164
West Pharmaceutical Services, Inc.	7,752	3,067,544

		17,545,111

Machinery - 4.0%
Albany International Corp., Class A	2,267	211,987
Federal Signal Corp.	44,195	3,750,830
John Bean Technologies Corp.	10,311	1,081,521
Kadant, Inc.	14,103	4,627,194
Lincoln Electric Holdings, Inc.	14,283	3,648,449
RBC Bearings, Inc. (A)	14,060	3,801,121
SPX Technologies, Inc. (A)	33,938	4,178,786
Symbotic, Inc. (A) (B)	24,100	1,084,500

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Toro Co.	9,691	$ 887,986
Watts Water Technologies, Inc., Class A	20,112	4,274,806

		27,547,180

Media - 0.6%
Nexstar Media Group, Inc.	22,575	3,889,447
Thryv Holdings, Inc. (A)	26,965	599,432

		4,488,879

Metals & Mining - 0.8%
Alpha Metallurgical Resources, Inc.	5,913	1,958,208
ATI, Inc. (A)	73,420	3,756,902

		5,715,110

Oil, Gas & Consumable Fuels - 1.6%
Centrus Energy Corp., Class A (A)	22,077	916,858
Dorian LPG Ltd.	13,600	523,056
Kosmos Energy Ltd. (A)	115,086	685,913
Matador Resources Co.	57,469	3,837,205
PBF Energy, Inc., Class A	5,846	336,554
Range Resources Corp.	21,709	747,441
SM Energy Co.	39,911	1,989,563
Southwestern Energy Co. (A)	314,353	2,382,796

		11,419,386

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	42,047	3,528,164

Personal Care Products - 1.9%
BellRing Brands, Inc. (A)	70,530	4,163,386
Coty, Inc., Class A (A)	80,062	957,541
elf Beauty, Inc. (A)	27,403	5,371,810
Inter Parfums, Inc.	19,766	2,777,321

		13,270,058

Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals, Inc. (A)	35,129	1,542,514
Arvinas, Inc. (A)	27,237	1,124,343
Catalent, Inc. (A)	14,173	800,066
Intra-Cellular Therapies, Inc. (A)	42,482	2,939,755
Pacira BioSciences, Inc. (A)	19,425	567,599
Pliant Therapeutics, Inc. (A)	15,638	233,006
Prestige Consumer Healthcare, Inc. (A)	18,872	1,369,352
Supernus Pharmaceuticals, Inc. (A)	23,843	813,285

		9,389,920

Professional Services - 4.2%
ASGN, Inc. (A)	13,154	1,378,013
Booz Allen Hamilton Holding Corp.	33,186	4,926,130
Broadridge Financial Solutions, Inc., ADR	9,093	1,862,792
CACI International, Inc., Class A (A)	12,557	4,756,968
CBIZ, Inc. (A)	50,233	3,943,291
ExlService Holdings, Inc. (A)	125,504	3,991,027
FTI Consulting, Inc. (A)	16,252	3,417,633
Paylocity Holding Corp. (A)	6,705	1,152,321
TriNet Group, Inc.	13,300	1,762,117
Verra Mobility Corp. (A)	86,868	2,169,094

		29,359,386

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	17,727	1,141,619

Semiconductors & Semiconductor Equipment - 4.5%
Astera Labs, Inc. (A) (B)	5,591	414,796
Axcelis Technologies, Inc. (A)	27,360	3,051,187

Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc. (A)	19,590	$ 1,813,250
Diodes, Inc. (A)	34,254	2,414,907
Entegris, Inc.	11,102	1,560,275
FormFactor, Inc. (A)	31,005	1,414,758
Kulicke & Soffa Industries, Inc.	28,699	1,443,847
Lattice Semiconductor Corp. (A)	32,142	2,514,469
MKS Instruments, Inc.	10,621	1,412,593
Monolithic Power Systems, Inc.	3,282	2,223,293
Onto Innovation, Inc. (A)	31,979	5,790,757
Photronics, Inc. (A)	45,900	1,299,888
Power Integrations, Inc.	24,135	1,726,859
Rambus, Inc. (A)	63,034	3,896,132

		30,977,011

Software - 9.9%
A10 Networks, Inc.	67,900	929,551
ACI Worldwide, Inc. (A)	38,506	1,278,784
Agilysys, Inc. (A)	23,372	1,969,325
Appfolio, Inc., Class A (A)	11,400	2,812,836
Blackbaud, Inc. (A)	23,923	1,773,651
Box, Inc., Class A (A)	54,568	1,545,366
Descartes Systems Group, Inc. (A)	52,434	4,799,284
DoubleVerify Holdings, Inc. (A)	81,406	2,862,235
Fair Isaac Corp. (A)	2,458	3,071,541
Fortinet, Inc. (A)	36,168	2,470,636
Informatica, Inc., Class A (A)	69,844	2,444,540
Manhattan Associates, Inc. (A)	13,842	3,463,684
MicroStrategy, Inc., Class A (A) (B)	3,350	5,710,276
Nutanix, Inc., Class A (A)	94,347	5,823,097
PowerSchool Holdings, Inc., Class A (A)	73,379	1,562,239
PTC, Inc. (A)	17,645	3,333,846
Q2 Holdings, Inc. (A)	42,400	2,228,544
Qualys, Inc. (A)	21,037	3,510,444
Rapid7, Inc. (A)	30,254	1,483,656
Sapiens International Corp. NV	49,951	1,606,424
Smartsheet, Inc., Class A (A)	54,685	2,105,373
SPS Commerce, Inc. (A)	23,934	4,425,397
Tenable Holdings, Inc. (A)	54,100	2,674,163
Teradata Corp. (A)	22,606	874,174
Tyler Technologies, Inc. (A)	6,204	2,636,762
Workiva, Inc. (A)	16,830	1,427,184

		68,823,012

Specialty Retail - 3.3%
Abercrombie & Fitch Co., Class A (A)	27,600	3,459,108
Academy Sports & Outdoors, Inc.	24,810	1,675,667
Asbury Automotive Group, Inc. (A)	6,611	1,558,742
Carvana Co. (A)	45,140	3,968,257
Dick’s Sporting Goods, Inc.	13,586	3,054,948
Murphy USA, Inc.	13,928	5,838,618
Penske Automotive Group, Inc.	11,068	1,792,905
Valvoline, Inc. (A)	29,916	1,333,356

		22,681,601

Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc., Class A (A)	4,559	237,022
Super Micro Computer, Inc. (A)	633	639,349

		876,371

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (A)	10,114	1,454,393
Deckers Outdoor Corp. (A)	3,820	3,595,613

		5,050,006

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 2.4%
Boise Cascade Co.	13,400	$ 2,055,158
Core & Main, Inc., Class A (A)	88,500	5,066,625
FTAI Aviation Ltd.	50,800	3,418,840
Herc Holdings, Inc.	7,064	1,188,871
SiteOne Landscape Supply, Inc. (A)	16,896	2,949,197
Watsco, Inc.	4,739	2,047,106

		16,725,797

Total Common Stocks (Cost $511,765,229)		687,464,398

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (F)	11,507,475	11,507,475

Total Other Investment Company (Cost $11,507,475)		11,507,475

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.50% (F), dated 03/28/2024, to be repurchased at $4,473,953 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 12/15/2025, and with a value of $4,562,182.	$ 4,472,711	4,472,711

Total Repurchase Agreement (Cost $4,472,711)		4,472,711

Total Investments (Cost $527,745,415)		703,444,584
Net Other Assets (Liabilities) - (1.3)%		(9,130,504)

Net Assets - 100.0%		$ 694,314,080

Transamerica Series Trust	Page 4

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$687,464,398	$—	$0	$687,464,398
Other Investment Company	11,507,475	—	—	11,507,475
Repurchase Agreement	—	4,472,711	—	4,472,711

Total Investments	$698,971,873	$4,472,711	$0	$703,444,584

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,254,634, collateralized by cash collateral of $11,507,475 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,082,973. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.
(D)	Security deemed worthless.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Rates disclosed reflect the yields at March 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6